FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Ending balance	$ 113,093	$ 59,159
Average balance	34,715	58,146
Maximum month-end balance	$ 113,093	$ 68,030
Average interest rate	0.34%	1.57%
Weighted-average rate at period end	0.28%	0.39%
Remaining borrowing capacity	$ 6,100